LEASES (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Leases
SCHEDULE OF LEASE, COST

Quantitative information regarding the Company’s leases for the three months ended October 1, 2022 is as follows:

Lease Cost	Classification	Fiscal 2022
Operating lease cost	SG&A Expenses	1,285

Other information
Weighted average remaining lease term (years)		6.27
Weighted average discount rate		6.30%

Quantitative information regarding the Company’s leases for Fiscal 2021 is as follows:

Lease Cost	Classification	Fiscal 2021
Operating lease cost	SG&A Expenses	989
Other information
Weighted average remaining lease term (years)		3.93
Weighted average discount rate		6.68%

SCHEDULE OF OPERATING LEASE LIABILITY MATURITY
Future Lease Payments
2022	$365
2023	1,688
2024	1,618
2025	1,531
2026	1,545
Thereafter	5,546
$12,293
Less: Imputed Interest	2,806
$9,487
Leases – Current	$1,010
Leases - Non current	$8,477

Future Lease Payments
2022	$1,102
2023	1,134
2024	947
2025	839
2026	839
Thereafter	2,105
$6,966
Less: Imputed Interest	1,392
$5,574

Leases – Current	$1,006
Leases - Non current	$4,568